Stockholders' Equity - Additional information (Details)					1 Months Ended								3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 17, 2019	Dec. 06, 2019 shares	Jun. 04, 2018 USD ($)	Sep. 28, 2017 shares	Jan. 31, 2020 $ / shares shares	Dec. 31, 2019 USD ($) $ / shares	Jul. 31, 2019 $ / shares shares	Jul. 31, 2019 $ / shares shares	Jun. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Sep. 28, 2015	Feb. 29, 2020 USD ($) $ / shares shares	Feb. 29, 2020 USD ($) $ / shares shares	Feb. 28, 2019 USD ($)	Aug. 31, 2019 USD ($) $ / shares shares	Aug. 31, 2018 USD ($) $ / shares shares	Aug. 31, 2017 shares	Sep. 26, 2015 shares
Preferred stock, per share | $ / shares					$ 0.0001	$ 40.00							$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Common stock shares held by shareholders																			25,600,000
Conversion description												The preferred stock that is the subject of such contingent option provides a right to elect a majority of the directors on the Board of Directors of the Corporation and does not include any rights to dividends, conversion to shares of common stock, or preference upon liquidation of the Corporation. The contingent option is exercisable only upon the acquisition of a 20% or greater voting interest in the Corporation by a party other than the founding shareholders, or prior to any proposed merger, consolidation (in which the Corporation's common stock is changed or exchanged), or sale of at least 50% of the Corporation's assets or earning power (other than a reincorporation). The right to exercise the option terminates on December 31, 2023.
Proceeds from exercise of warrants														(29,124)
Proceeds from exercise of warrants | $															$ 660,000	$ 660,000	$ 75,000
Sale of Stock, Number of Shares Issued in Transaction				658
Exercise price | $ / shares														$ 47.71		$ 63.60	$ 105.60
Number of shares outstanding, Beginning balance																50,749		19,750
Dividend																0.00%	0.00%
Volatility																119.00%	121.00%
Number of shares of common stock held by shareholders																			25,600,000
Shares conversion ratio	0.025
Reverse split description	On December 17, 2019, the Company effected a 1 for 40 reverse stock split. All common shares and common share equivalents are presented retroactively to reflect the reverse split.
Reverse stock split	0.025
Debt amount qualified for conversion | $																	$ 1,000,000
Common stock shares issued													1,103,643	1,103,643		907,047	721,295
Shares issued for services rendered, value | $														$ 75,000		$ 263,000	$ 163,000
Warrants exercise price | $ / shares													$ 40	$ 40
Issued														53,273		74,390	30,526
Warrants outstanding | $														$ 131,558		$ 107,416
Institutional Investors [Member]
Dividend																0.00%
Expected maturity period																5 years
Risk-free interest rate																2.49%
Volatility																122.00%
Debt amount qualified for conversion | $			$ 1,000,000								$ 1,000,000
J. Steven Holmes [Member]
Proceeds from cash against future services | $									$ 325,000	$ 325,000
Price per share | $ / shares							$ 23.28	$ 23.28
Sale of Stock, Number of Shares Issued in Transaction							13,954	13,954
Amended March 2019 Notes Warrants [Member]
Preferred stock, per share | $ / shares						$ 70.00
Exercise price | $ / shares														$ 40.00
Warrants outstanding | $						$ 13,015								$ 66,288
June 2018 Notes Warrants [Member]
Preferred stock, per share | $ / shares						$ 40.00
Exercise price | $ / shares														$ 40.00		$ 70.00
Warrants outstanding | $														$ 12,552		$ 30,526
Director Services [Member]
Value | $																$ 263,000
Shares																4,985
Director [Member]
Shares issued for services rendered													856	856
Shares issued for services rendered, value | $													$ 7,000	$ 7,000
Scott W Absher [Member]
Number option additionally available for grant to founder shareholders					12,500,000
Stephen Holmes [Member]
Number option additionally available for grant to founder shareholders					12,500,000
Exchange Agreement [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities		24,049
Shares issued in exchange of debt		24,049
Convertible Notes Payable [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities													185,768	185,768
Shares issued in exchange of debt													185,768	185,768
Debt amount qualified for conversion | $													$ 2,187,000	$ 2,187,000
Debt default interest | $													79,000	79,000
March 2019 Convertible Notes [Member]
Amount of debt exchanged | $													$ 2,700,000	$ 2,700,000
December 2019 [Member]
Common stock shares issued													21,750	21,750
Value of shares issued | $													$ 200,000	$ 200,000
Amount of debt exchanged | $													$ 2,900,000	$ 2,900,000
Preferred Stock
Shares conversion ratio					1									1
Reverse stock split					1									1
Stock Option | Scott W Absher and Stephen Holmes
Number of options available for grant to founder shareholders					50,000,000
Stock Option | Preferred Stock
Convertible preferred stock					24,634,560
Warrant [Member]
Shares issued upon exercise of warrants																6,688	938
Fair value exercise price per share | $ / shares																	$ 80.00
Stock Issued During Period, Shares, Conversion of Convertible Securities																174,081
Dividend																0.00%	0.00%
Expected maturity period																4 years 2 months 12 days	5 years
Risk-free interest rate																2.41%	2.78%
Volatility																122.00%	120.00%
Shares issued in exchange of debt																174,081
Warrants exercise price | $ / shares																$ 70.00
Warrant [Member] | Institutional Investors [Member]
Risk-free interest rate																2.49%
Volatility																122.00%
Warrant Three [Member]
Exercise price | $ / shares																$ 70.00
Number of shares outstanding, Beginning balance																74,390
Warrants exercise price | $ / shares																$ 52.80
Warrant One [Member]
Weighted average life of outstanding warrants in years																5 years
Number of shares outstanding, Beginning balance																30,523
Warrants exercise price | $ / shares																$ 99.60